SALE OF PRESTEA - Income (loss) form discontinued operations (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue		$ 272,481	$ 203,820	[1],[2]
Cost of sales excluding depreciation and amortization		124,422	110,123	[1],[2]
Depreciation and amortization		23,727	17,134	[1],[2]
Mine operating loss		124,332	76,563	[1],[2]
Prestea general and administrative expense		18,718	14,679	[1],[2]
Other expense, net		4,849	11,887	[1],[2]
Income before finance and tax		95,882	42,042	[1],[2]
Finance expense, net		9,463	4,615	[1],[2]
Net loss from discontinued operations		(56,434)	(87,962)	[1],[2]
Net income/(loss) and comprehensive loss from discontinued operations attributable to non-controlling interest		34,224	(15,211)
Net loss and comprehensive loss from discontinued operations attributable to Golden Star shareholders		(90,658)	(72,751)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue		35,731	60,917
Cost of sales excluding depreciation and amortization		44,637	76,217
Depreciation and amortization		5,249	11,920
Mine operating loss		(14,155)	(27,220)
Prestea general and administrative expense		1,050	1,293
Other expense, net		(4,904)	(322)
Impairment charges		0	56,762
Loss on sale of Prestea	$ (36,567)	36,567	0
Income before finance and tax		(56,676)	(84,953)
Finance expense, net		$ (242)	$ 3,009

[1]	Please refer to Note 28 for information on revised prior period comparatives.
[2]	The results of Prestea operation for the period to the date of sale, as well as the restated comparative period, have been presented as discontinued operations. Refer to Note 5.